LEASES - Supplemental in formation of leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
LEASES
Carrying amount Right-of-use Asset	$ 57,729	$ 1,145,222
Operating lease cost	65,750	305,619	$ 431,976
Short-term lease cost	$ 267	$ 2,425	$ 1,319
Weighted-average remaining lease term - operating leases	5 years	5 years 2 months 12 days
Weighted-average discount rate - operating leases	5.20%	5.10%
Other information
Cash payments for operating leases	$ 50,347	$ 335,659
Right-of-use assets obtained in exchange for operating lease liabilities	$ 57,607	$ 474,965